SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2013
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION
16. SHARE BASED COMPENSATION

Equity Incentive Plan

On March 13, 2013, the Second Amended and Restated 2005 Equity Incentive Plan (the “Plan”) was amended to increase the number of common shares reserved for issuance from 138,889 to 2,480,640 to better enable the Company to offer equity incentives to officers, directors, employees and consultants. In addition, the Plan provides for an annual increase in the total number of the Company’s common shares available for issuance under the Plan on the first day of each fiscal year of the Company beginning in fiscal year 2014, by 5% of the number of outstanding common shares of the Company on such date.

Employment and Severance Agreements

On January 1, 2013, an amendment to the employment agreement with Michail S. Zolotas was signed. Pursuant to the amended employment agreement, Michail S. Zolotas will be entitled, for the fiscal years 2013 through 2018, to an aggregate base salary of $1,500 per year, which will be paid in advance and in common shares of the Company. The Company agreed to pay the annual base salary owed to Michail S. Zolotas for fiscal year 2013 by May 30, 2013 and on May 31, 2013, 338,918 common shares were issued. The share price used for the calculation of the shares was the average closing price of the Company’s common stock for the last thirty trading days prior to the date on which the shares were delivered to Michail S. Zolotas. For fiscal year 2014 and for each subsequent year, the share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last 365 days prior to the date on which the shares are delivered to the Michail S. Zolotas. Pursuant to the terms of the amended employment agreement, for fiscal years 2013 through 2018, Michail S. Zolotas will also be entitled to an incentive bonus in a target amount of $4,500 per year in the sole discretion of the Board, which will be paid in common shares or warrants. The share price to be used for the calculation of the shares to be issued shall be the average closing price of the Company’s common stock for the last 60 trading days prior to the date on which the target bonus is granted to Michail S. Zolotas. The target bonus for each performance period will be determined on an annual basis and based on such factors as the board and Michail S. Zolotas shall in good faith agree, such factors to be agreed no later than 60 days following the start of each performance period, except in the year 2013 where the target bonus is currently under negotiations. In addition, if on or after the effective date of a change of control and prior to the second anniversary of the effective date of the change of control, Mr. Zolotas is terminated without “cause” or resigns for “good reason” (each as defined in the employment agreement), he will be entitled to a cash payment equal to (i) twenty times his then-current base salary and (ii) twenty times his annual bonus for the prior year within 30 days following the effectiveness of the termination.

On September 6, 2013, the Company entered into severance agreements with certain of its key employees, executives and consultants, (the “Executives”) not including Michail S. Zolotas. If on or after the effective date of a change of control, the severance agreements are terminated without “cause”, or the Executive resigns for “good reason”, the Executive will be entitled to its Accrued Obligations plus an amount agreed by the Compensation Committee depending on its position within the Company, ranging from $1,500 to $5,000. As used in the Severance Agreements, “change of control” means: the Company undergoes a merger, reorganization or other consolidation in which the Board of Directors and/ or Shareholders of the Company remove Mr. Michail S. Zolotas from the Board of Directors and subsequently from his office as CEO/ Director and Chairman of the Board of Directors, or from the position held at the time, and terminate his employment with the Company with immediate effect.

Restricted Common Shares

During the six months ended June 30, 2013 and 2012, the Company recognized compensation cost related to the Company’s restricted shares of $19,647 and $2,008, respectively.

A summary of the activity relating to restricted common shares during the six months ended June 30, 2013 is as follows:

	Number of Shares	Weighted Average Fair Values	Weighted Average Vesting Period (Years)
Outstanding and non-vested shares, as of December 31, 2012	54,984	$0.99	2.9
Granted (1)	1,238,659	9.30	0.8
Forfeited	(33,352)	10.10	-
Vested	(576,783)	9.77	-
Outstanding and non-vested shares, as of June 30, 2013	683,508	9.30	1.6

Unrecognized compensation cost at June 30, 2013 of $5,075 related to non-vested shares will be primarily recognized up to February 15, 2016.

(1)
On April 1, 2013, the Company granted and issued the following common shares: (i) 925,926 common shares to the Chairman, Mr. Zolotas, and 158,223 common shares to top management employees, of which 40% vested upon issuance and the remaining shares will vest 30% on April 1, 2014 and 30% on April 1, 2015, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (ii) 84,508 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 70,002 common shares to non-executive directors, which vested upon issuance.